CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Number of Founder Share	Number of Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss) [1]	Accumulated Deficit	Total
Balance at Dec. 31, 2023			$ 1,388,108	$ 9,804	$ (584,404)	$ 813,508
Balance, shares at Dec. 31, 2023	1	48,923,903
Exercise of options			12,573	0	0	12,573
Exercise of options (in shares)	0	671,366
Issuance of ordinary shares upon vesting of restricted share units			0	0	0	0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	223,678
Issuance of ordinary shares under employee share purchase plan			5,981	0	0	5,981
Issuance of ordinary shares under employee share purchase plan (in shares)	0	39,840
Share-based compensation			63,814	0	0	63,814
Other comprehensive income			0	(7,147)	0	(7,147)
Net income			0	0	21,393	21,393
Balance at Jun. 30, 2024			1,470,476	2,657	(563,011)	910,122
Balance, shares at Jun. 30, 2024	1	49,858,787
Balance at Dec. 31, 2024			1,579,074	3,189	(552,032)	1,030,231
Balance, shares at Dec. 31, 2024	1	50,773,337
Exercise of options			16,134	0	0	$ 16,134
Exercise of options (in shares)	0	415,101				415,101
Issuance of ordinary shares upon vesting of restricted share units			0	0	0	$ 0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	325,163
Issuance of ordinary shares under employee share purchase plan			8,562	0	0	8,562
Issuance of ordinary shares under employee share purchase plan (in shares)	0	37,861
Share-based compensation			88,658	0	0	88,658
Other comprehensive income			0	19,795	0	19,795
Net income			0	0	28,998	28,998
Balance at Jun. 30, 2025			$ 1,692,428	$ 22,984	$ (523,034)	$ 1,192,378
Balance, shares at Jun. 30, 2025	1	51,551,462

[1]	As of June 30, 2025, January 1, 2025, and June 30, 2024, accumulated other comprehensive income is comprised of unrealized gains on derivatives of $22,823, $2,982 and $2,657, respectively, and unrealized gains on marketable securities of $161, $207 and $0, respectively.